K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006

December 30, 2015
VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549-1520

Neuberger Berman Alternative Funds
-- Neuberger Berman Absolute Return Multi-Manager Fund (Class A, Class C, Institutional Class, and Class R6)
-- Neuberger Berman Flexible Select Fund (Class A, Class C, and Institutional Class)
-- Neuberger Berman Long Short Multi-Manager Fund (Class A, Class C, and Institutional Class)

File Nos. 333-122847; 811-21715

Re:    Request for Selective Review for Post-Effective Amendment No. 49

Ladies and Gentlemen:
Transmitted herewith for filing on behalf of Neuberger Berman Alternative Funds (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (“PEA 49”) on behalf of its series and classes listed above.  PEA 49 includes the prospectuses (“Prospectuses”) and statement of additional information (“SAI”) relating to the series and classes of the Registrant listed above.  This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.
The primary purpose of this filing is to amend the registration statement to reflect changes to the investment strategies of Neuberger Berman Absolute Return Multi-Manager Fund, Neuberger Berman Flexible Select Fund, and Neuberger Berman Long Short Multi-Manager Fund. This filing is not intended to affect the prospectus or SAI of any other previously registered series (or Class of such series) of the Registrant.
The form of the Prospectuses and the section of the Prospectuses titled “Your Investment,” and the form and text of the SAI do not differ in any significant way from the Registrant’s currently effective registration statement reviewed by the Staff in the following registration statements of the Registrant filed pursuant to Rule 485(a):

Securities and Exchange Commission December 30, 2015 Page 2

With respect to Class A, Class C, Institutional Class, and Class R6 shares, Post-Effective Amendment No. 43 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C, Institutional Class, and Class R6 shares of Neuberger Berman Global Allocation Fund (Accession No. 0000898432-14-001423) (December 30, 2014).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 49.  Pursuant to Rule 485(a)(1) under the 1933 Act, this PEA 49 will become effective on February 29, 2016.  The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by February 1, 2016.  This will assist the Registrant in keeping to its prospectus printing schedule.

Please contact me at (202) 778-9473 with any questions or comments you may have.  Thank you for your attention.

Sincerely, /s/ Franklin H. Na Franklin H. Na